Supplemental Cash Flow Information (Details) - Schedule of net change in operating assets and liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of net change in operating assets and liabilities [Abstract]
Trade and other receivables	$ (55,426)	$ (4,173)	$ (16,113)
Financial assets	3,206	161	(3,897)
Other assets	(21,017)	(7,286)	(13,183)
Trade and other payables	14,071	1,860	1,685
Financial liabilities	4,210	(651)	(2,125)
Other liabilities	(3,669)	25,107	19,691
Operating assets and liabilities	$ (58,625)	$ 15,018	$ (13,942)